Pension And Other Postretirement Benefits (Schedule Of Allocation Of Plan Assets) (Details)	12 Months Ended
Dec. 31, 2011
Pension And Other Postretirement Benefits [Abstract]
Equity securities, minimum	59.00%
Equity securities, maximum	71.00%
Debt securities, minimum	31.00%
Debt securities, maximum	37.00%
Other, maximum	5.00%